Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Income (Details) - EBP 006	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Benefits and withdrawals paid to participants, including rollover distributions	$ 38,864,945
Add: Amounts allocated to withdrawing participants at December 31, 2025	268,985
Less: Amounts allocated to withdrawing participants at December 31, 2024	(249,594)
Benefits paid to participants per Form 5500	$ 38,884,336